UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

________________ to ___________________

Date of Report (Date of earliest event reported)___________

Commission File Number of securitizer:_________________

Central Index Key Number of securitizer:________________

________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

 Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Marlette Funding Trust 2023-1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor:                                    0001678811
Central Index Key Number of issuing entity (if applicable):      0001965519
Central Index Key Number of underwriter (if applicable):         Not applicable

Paul Ricci, Marlette Funding, LLC, (302) 358-2730

Name and telephone number, including area code, of the person to contact in connection with this filing

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01: Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an exhibit to this Form ABS-15G.  Please see Exhibit 99.1 for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MARLETTE FUNDING DEPOSITOR TRUST (Depositor)

By: Marlette Funding, LLC, as Administrator of Depositor

By:	/s/ Paul Ricci
Name: Paul Ricci
Title: Chief Financial Officer

Date: February 15, 2023

EXHIBIT INDEX

Exhibit 99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated February 15, 2023.